Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Office equipment	1,140,456	1,005,558	141,974
Mechanical equipment	1,059,178	1,059,178	149,544
Electronic and other equipment	2,454,537	3,167,783	447,256
Vehicles	43,982	43,982	6,210
Subtotal	4,698,153	5,276,501	744,984
Less: accumulated depreciation	(3,050,277)	(3,678,367)	(519,345)
Total	1,647,876	1,598,134	225,639

Depreciation expense for the years ended December 31, 2021, 2022 and 2023 amounted to RMB 294,514, RMB 464,999 and RMB 807,722 (USD 114,624), respectively.